Net interest income and other income from fair value changes on financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Net Interest Income And Other Net Income From Financial Instruments Measured At Fair Value Through Profit Or Loss Tables [Line Items]
Disclosure Of Net Interest Income And Other Net Income From Financial Instruments Measured At Fair Value Through Profit Or Loss Tables Explanatory
Net interest income and Other net income from financial instruments measured at fair value through profit or loss
For the year ended
USD m 31.12.25 31.12.24 31.12.23
Net interest income from financial instruments measured at fair value through profit or loss and other
6,323 5,455 1,765
Other net income from financial instruments measured at fair value through profit or loss
1
13,952 12,959 9,934
Total net income from financial instruments measured at fair value through profit or loss and other 20,275 18,414 11,698
Net interest income
Interest income from loans and deposits
2
22,424 25,751 19,637
Interest income from securities financing transactions measured at amortized cost
3
3,399 3,716 3,450
Interest income from other financial instruments measured at amortized cost 1,622 1,339 1,152
Interest income from debt instruments measured at fair value through other comprehensive income 291 104 103
Interest resulting from derivative instruments designated as cash flow hedges (1,229) (1,943) (1,898)
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income 26,507 28,967 22,444
Interest expense on loans and deposits
4
13,973 16,772 10,800
Interest expense on securities financing transactions measured at amortized cost
5
2,083 1,939 1,714
Interest expense on debt issued and funding from UBS Group AG measured at amortized cost
6
10,286 10,901 7,031
Interest expense on lease liabilities 135 132 97
Total interest expense from financial instruments measured at amortized cost 26,477 29,745 19,643
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income 31 (777) 2,801
Total net interest income from financial instruments measured at fair value through profit or loss and other 6,323 5,455 1,765
Total net interest income 6,354 4,678 4,566
1 Includes net losses from financial liabilities designated at fair value of USD 7,547 m (net losses of USD 2,090 m in 2024 and net losses of USD 4,065 m in 2023). These amounts exclude fair value changes on hedges related to financial liabilities designated at
fair value, and foreign
currency translation effects arising from
translating foreign currency transactions
into the respective functional currency,
both of which are reported
within Other net income from
financial instruments measured at fair
value through profit or loss. Net losses
from financial liabilities designated at
fair value included net losses of
USD
2,827 m (net losses of USD 1,844 m
and net losses of USD 2,045
m in 2024 and 2023, respectively) from financial liabilities related to unit-linked investment notes issued by UBS AG’s
Asset Management business division. These gains / (losses) are fully offset within Other
net income from
financial instruments measured
at fair value
through profit or
loss by the
fair value change
on the financial
assets hedging the
unit-linked investment
contracts, which
are not
disclosed as part of net losses from
financial liabilities designated at fair value.
2 Consists of interest income from
cash and balances at central
banks, amounts due from banks
and customers, and cash collateral
receivables on derivative instruments,
as well as negative interest on
amounts due to banks, customer
deposits, and cash collateral
payables on derivative instruments.
3 Includes negative interest, including fees,
on payables from securities financing transactions
measured at amortized cost.
4 Consists of interest expense on
amounts due to banks, cash
collateral payables on derivative
instruments, customer deposits,
and
funding from UBS
Group AG
measured at amortized
cost, as well
as negative interest
on cash and
balances at central
banks, amounts
due from banks,
and cash collateral
receivables on
derivative instruments.
5 Includes negative interest, including fees, on receivables from securities financing transactions measured at amortized cost.
6 Includes interest expense on funding from UBS Group AG measured at amortized cost, previously presented in Interest expense on loans and deposits. Comparative-period information has been revised, which resulted in a USD 6.8 bn reclassification from Interest expense on loans and deposits to Interest expense on debt issued and funding from UBS Group AG measured at amortized cost for the year ended 31 December 2024 and
USD
4.2 bn for the year ended 31 December 2023.